Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 14.6	$ 20.0